Segment reporting (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Schedule of Segment Profit by Operating Segment
Since 2017, the Group is fully focused on the development of its immuno-oncology platform. Therefore, as of June 30, 2021, most of the R&D expenses were incurred in the immuno-oncology segment, in line with prior year.

	For the Six-month period ended June 30, 2020
€ ‘000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	5	—	—	5
Revenue recognized over time	—	—	—	—
Total Revenue	5	—	—	5
Cost of Sales	—	—	—	—
Gross Profit	5	—	—	5
Research & Development expenses	(72)	(11 069)	—	(11 141)
General & Administrative expenses	—	—	(4 789)	(4 789)
Change in fair value of contingent consideration	—	(2 445)	—	(2 445)
Net Other income/(loss)	10	1 604	200	1 815
Operating Profit/(Loss)	(57)	(11 908)	(4 589)	(16 555)
Net financial income/(loss)	—	(87)	45	(42)
Profit/(Loss) before taxes	(57)	(11 995)	(4 545)	(16 597)
Income Taxes	—	—	—	—
Profit/(Loss) for the six months ended June 30, 2020	(57)	(11 995)	(4 545)	(16 597)

	For the Six-month period ended June 30, 2021
€ ‘000	Cardiology	Immuno-oncology	Corporate	Group Total
Revenue recognized at a point in time	—	—	—	—
Revenue recognized over time	—	—	—	—
Total Revenue	—	—	—	—
Cost of Sales	—	—	—	—
Gross Profit	—	—	—	—
Research & Development expenses	(57)	(9 899)	—	(9 956)
General & Administrative expenses	—	—	(4 785)	(4 785)
Change in fair value of contingent consideration	—	(1 961)	—	(1 961)
Net Other income/(loss)	(54)	1 670	209	1 825
Operating Profit/(Loss)	(111)	(10 190)	(4 576)	(14 877)
Net financial income/(loss)	149	(87)	(39)	23
Profit/(Loss) before taxes	38	(10 277)	(4 615)	(14 854)
Income Taxes	—	—	—	—
Profit/(Loss) for the six months ended June 30, 2021	38	(10 277)	(4 615)	(14 854)